Supplemental Disclosure to Consolidated Statements of Cash Flow - Supplemental Disclosure to Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental disclosure of cash flow information:
Interest	$ 42,969	$ 18,811	$ 26,763
Income taxes	43,005	(10,521)	(20,744)
Supplemental disclosures of noncash activities:
Increase in real estate inventory due to distribution of land from an unconsolidated joint venture	5,052
Distribution to Weyerhaeuser of excluded assets and liabilities	126,687
Amounts owed to Weyerhaeuser related to the tax sharing agreement	15,688
Noncash settlement of debt payable to Weyerhaeuser	70,082
Amortization of senior note discount	804
Effect of net consolidation and de-consolidation of variable interest entities:
Increase (decrease) in consolidated real estate inventory not owned	6,343	(7,411)	39,057
Increase (decrease) in deposits on real estate under option or contract and other assets	780	3,005	(4,511)
Increase in debt held by variable interest entities			7,293
(Increase) decrease in noncontrolling interests	(7,123)	4,406	(41,839)
Merger:
Fair value of assets, excluding cash acquired	724,995
Liabilities assumed	$ 276,347